Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
Note 4.                 Premises and Equipment

The following summarizes the components of premises and equipment as of December 31, 2012 and 2011:

	2012	2011

Land	$5,583,180	$5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$31,262,390	$31,740,751

Certain facilities are leased under operating leases.  Rental expense was $372,631, $290,101, and $464,447, for the years ended December 31, 2012, 2011, and 2010, respectively.

Future minimum rental commitments under noncancelable leases are as follows as of December 31, 2012:

Year ending December 31:
2013	$373,079
2014	374,846
2015	216,844
2016	222,897
2017	224,772
Thereafter	339,102
$1,751,540